UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 028-10320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Denise Carlquist
Title:   Client Services Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Denise Carlquist Menlo Park, CA February 10, 2005


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      85
Form 13F Information Table Value Total:       $113,712


List of Other Included Managers:

No.   13F File Number        Name





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                                                          FORM 13F INFORMATION TABLE
                                                          MKTVAL   		     INV		   VOTING    AUTH
NAME OF ISSUER                 CLASS TITLE	CUSIP	  x$100		SHS PRN CALL DSCRT  		     SOLE   SHARED   	NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Int'l Group Inc.      COM              026874107      217     3300 SH       DEFINED         		 0        0     3300
Avalon Bay Communities Inc.    COM              053484101     2572    34160 SH       DEFINED                 26770        0     7390
W.R. Berkeley Corp.            COM              084423102     1827    38725 SH       DEFINED                 30735        0     7990
Big 5 Sporting Goods Corp.     COM              08915P101      917    31453 SH       DEFINED                 25123        0     6330
Black & Decker Corp.           COM              091797100     1740    19700 SH       DEFINED                 16050        0     3650
(2005) Blackrock Advantage     COM		09247A101      289    27615 SH       DEFINED                 23943        0     3672
(2008) Blackrock CA Insured    COM		09247G108     1500    92328 SH       DEFINED                 70458        0    21870
(2008) Blackrock Insured       COM		09247K109      500    30645 SH       SOLE                    30645        0        0
Bristol-Myers Squibb Co.       COM              110122108      711    27760 SH       DEFINED                 22870        0     4890
CBRL Group Inc.                COM              12489V106     1576    37670 SH       DEFINED                 29590        0     8080
Clorox Co.                     COM              189054109      921    15635 SH       DEFINED                 13110        0     2525
Conagra Inc.                   COM              205887102     1059    35945 SH       DEFINED                 28655        0     7290
Conocophillips                 COM              20825C104     1600    18430 SH       DEFINED                 15110        0     3320
Credence Systems Corp.         COM              225302108      275    30000 SH       DEFINED                     0        0    30000
Dentsply Intl Inc. New         COM              249030107     1777    31619 SH       DEFINED                 26149        0     5470
Exxon Mobil Corp. (New)        COM              30231G102      343     6700 SH       DEFINED                   400        0     6300
General Electric Co.           COM              369604103     1007    27595 SH       DEFINED                 19075        0     8520
General Growth Properties      COM              370021107     1897    52473 SH       DEFINED                 41053        0    11420
Genuine Parts Co.              COM              372460105      968    21970 SH       DEFINED                 18370        0     3600
Global Imaging System Inc.     COM              37934A100      884    22390 SH       DEFINED                 17765        0     4625
ING Prime Rate Trust           COM		44977W106      330    44166 SH       DEFINED                 26860        0    17306
Ishares MSCI Japan Index Fund  COM              464286848     2331   213457 SH       DEFINED                151445        0    62012
iShares DJ Select Dividend Fd  COM              464287168      612     9960 SH       DEFINED                  3295        0     6665
Ishares MSCI Emerging Mkt Ind  COM              464287234     1152     5709 SH       DEFINED                  4046        0     1663
Ishares MSCI EAFE Index Fund   COM              464287465     4363    27225 SH       DEFINED                 17343        0     9882
iShares Russell 2000           COM              464287655      388     2993 SH       DEFINED                   579        0     2414
JPmorgan Chase & CO.           COM              46625H100      820    21030 SH       DEFINED                 17135        0     3895
Jefferson Pilot Corp.          COM              475070108      824    15850 SH       DEFINED                 13035        0     2815
Johnson & Johnson              COM              478160104     2053    32364 SH       DEFINED                 22415        0     9949
Kerr-Mc Gee Corp.              COM              492386107     1648    28514 SH       DEFINED                 23724        0     4790
Koninklijke Ahold NV           COM              500467303      798   102735 SH       DEFINED                 81300        0    21435
Kraft Foods Inc.               COM              50075N104      919    25800 SH       DEFINED                 20975        0     4825
Lincoln Electric Holdings      COM              533900106     1673    48430 SH       DEFINED                 38680        0     9750
MAP 2004, L.P.                 COM              5650968AT      200        8 SH       DEFINED                     4        0        4
Masco Corporation              COM              574599106     1663    45520 SH       DEFINED                 36130        0     9390
McDonalds Corp.                COM              580135101     1751    54620 SH       DEFINED                 44430        0    10190
Moodys Corp.                   COM              615369105      434     5000 SH       DEFINED                     0        0     5000
Nasdaq 100 Tr                  COM              631100104     4675   117117 SH       DEFINED                 94370        0    22747
Nucor Corp.                    COM              670346105     1664    31790 SH       DEFINED                 25960        0     5830
Oshkosh Truck Corp.            COM              688239201     1852    27085 SH       DEFINED                 21515        0     5570
Peabody Energy Co.             COM              704549104      477     5900 SH       DEFINED                  3020        0     2880
Pfizer Inc.                    COM              717081103      225     8375 SH       DEFINED                   625        0     7750
Pitney-Bowes, Inc.             COM              724479100     1087    23490 SH       DEFINED                 15455        0     8035
Plum Creek Timber Co Inc.      COM              729251108     1955    50870 SH       DEFINED                 39010        0    11860
Procter & Gamble Company       COM              742718109      861    15640 SH       DEFINED                 12570        0     3070
Rayonier Inc.                  COM              754907103      433     8849 SH       DEFINED                  5180        0     3669
Rofin-Sinar Technologies Inc.  COM              775043102     1054    24835 SH       DEFINED                 19735        0     5100
Rydex S&P Equal Weight ETF     COM              78355W106     3308    21186 SH       DEFINED                 10581        0    10605
SCP Pool Corp.                 COM              784028102      857    26862 SH       DEFINED                 22279        0     4583
SPDR                           COM              78462F103     6442    53295 SH       DEFINED                 29550        0    23745
San Juan Basin Royalty Trust   COM              798241105     3128   106244 SH       DEFINED                 76120        0    30124
Energy Select Sector SPDR      COM              81369Y506     2918    80352 SH       DEFINED                 54505        0    25847
Simon Property Grp Inc.        COM              828806109     1972    30500 SH       DEFINED                 23765        0     6735
Stora Enso OYJ ADR             COM              86210M106      879    57760 SH       DEFINED                 45475        0    12285
streetTRACKS Willshire Reit Fd COM              86330E604     2525    13461 SH       DEFINED                  5359        0     8102
Sumtotal Systems Inc.          COM              866615107       57    10839 SH       DEFINED                     0        0    10839
3M CO                          COM              88579Y101      246     3000 SH       DEFINED                     0        0     3000
Toro Company                   COM              891092108     1962    24112 SH       DEFINED                 19537        0     4575
Trimble Navigation Ltd         COM              896239100     1028    31105 SH       DEFINED                 24710        0     6395
Unilever N V                   COM              904784709      796    11935 SH       DEFINED                  9945        0     1990
Union Pacific Corporation      COM              907818108      202     3000 SH       DEFINED                     0        0     3000
Unitedhealth Group Inc.        COM              91324P102     1933    21955 SH       DEFINED                 17815        0     4140
Wachovia Corp New              COM              929903102      213     4050 SH       DEFINED                     0        0     4050
Wal-Mart Stores, Inc.          COM              931142103      713    13500 SH       DEFINED                 10924        0     2576
Wells Fargo & Co (New)         COM              949746101      926    14905 SH       DEFINED                 11890        0     3015
Westcorp                       COM              957907108      855    18617 SH       DEFINED                 14962        0     3655
Westpac Banking Corp. ADS      COM              961214301     1253    16490 SH       DEFINED                 12710        0     3780
Ingersoll Rand Co.             COM              G4776G101     1887    23500 SH       DEFINED                 18650        0     4850
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